UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA       August 14, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       15
                                             ---------------
Form 13F Information Table Value Total:       $2,225,478
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP       COM       018581108    152,931    3,712,818    SH           Sole        1      3,712,818
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY INTL INC NEW           COM       249030107      3,364      110,048    SH           Sole        1        110,048
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                     COM       294429105    250,264    9,588,659    SH           Sole        1      9,588,659
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A      COM       366651107    317,256   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                     COM       452526106     27,520    2,000,000    SH           Sole        1      2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERATCIVE DATA CORP           COM       45840J107     13,189      569,986    SH           Sole        1        569,986
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS PFDCONVSERB 46126P304     10,354       45,990    SH           Sole        1         45,990
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS   COM       46126P106     95,493    2,683,882    SH           Sole        1      2,683,882
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                         COM       55269P302    123,395   23,107,700    SH           Sole        1     23,107,700
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                     COM NEW   786514208     13,715      673,300    SH           Sole        1        673,300
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    340,717   34,909,567    SH           Sole        1     34,909,567
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD    COM       85590A401      4,440      200,000    SH           Sole        1        200,000
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP            COM       884903105    346,469   12,150,142    SH           Sole        1     12,150,142
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911X104    437,986   17,028,993    SH           Sole        1     17,028,993
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD       SHS       G96655108     88,385    3,435,110    SH           Sole        1      3,435,110
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